Allowance for loan losses	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable, Allowance [Abstract]
Allowance for loan losses

Note 12 – Allowance for loan losses

The Corporation follows a systematic methodology to establish and evaluate the adequacy of the allowance for loan losses to provide for inherent losses in the loan portfolio. This methodology includes the consideration of factors such as current economic conditions, portfolio risk characteristics, prior loss experience and results of periodic credit reviews of individual loans. The provision for loan losses charged to current operations is based on this methodology. Loan losses are charged and recoveries are credited to the allowance for loan losses.

The Corporation's assessment of the allowance for loan losses is determined in accordance with the guidance of loss contingencies in ASC Subtopic 450-20 and loan impairment guidance in ASC Section 310-10-35. Also, the Corporation determines the allowance for loan losses on purchased impaired loans and purchased loans accounted for under ASC Subtopic 310-30 by analogy, by evaluating decreases in expected cash flows after the acquisition date.

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The determination for general reserves of the allowance for loan losses includes the following principal factors:

  Base net loss rates, which are based on the moving average of annualized net loss rates computed over a 3-year historical loss period for the commercial and construction loan portfolios, and an 18-month period for the consumer and mortgage loan portfolios.  The base net loss rates are applied by loan type and by legal entity.

  Recent loss trend adjustment, which replaces the base loss rate with a 12-month average loss rate, when these trends are higher than the respective base loss rates. The objective of this adjustment is to allow for a more recent loss trend to be captured and reflected in the ALLL estimation process. As part of the annual review of the components of the ALLL models, as discussed in the following paragraphs and implemented as of June 30, 2014, the Corporation eliminated the use of caps in the recent loss trend adjustment for the consumer and mortgage portfolios, among other enhancements. For the period ended December 31, 2013, the recent loss trend adjustment caps for the consumer and mortgage portfolios were triggered in only one portfolio segment within the Puerto Rico consumer portfolio. Management assessed the impact of the applicable cap through a review of qualitative factors that specifically considered the drivers of recent loss trends and changes to the portfolio composition. The related effect of the aforementioned cap was immaterial for the overall level of the Allowance for Loan and Lease Losses for the Puerto Rico Consumer portfolio.

For the period ended December 31, 2014, 50% (December 31, 2013, 27%) of the ALLL for BPPR non-covered loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was mainly concentrated in the commercial multi-family, commercial and industrial, personal and auto loan portfolios for 2014, and in commercial multi-family, mortgage and leasing portfolios for 2013.

For the period ended December 31, 2014, 21% (December 31, 2013, 29%) of the ALLL for BPNA loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was mainly concentrated in the commercial multi-family, commercial and industrial and legacy loan portfolios for 2014 and in the commercial multi-family, commercial real estate non-owner occupied, commercial and industrial loan portfolios for 2013.

  Environmental factors, which include credit and macroeconomic indicators such as unemployment rate, economic activity index and delinquency rates, adopted to account for current market conditions that are likely to cause estimated credit losses to differ from historical losses. The Corporation reflects the effect of these environmental factors on each loan group as an adjustment that, as appropriate, increases the historical loss rate applied to each group. Environmental factors provide updated perspective on credit and economic conditions. Regression analysis is used to select these indicators and quantify the effect on the general reserve of the allowance for loan losses.

During the second quarter of 2014, management completed the annual review of the components of the ALLL models. As part of this review management updated core metrics and revised certain components related to the estimation process for evaluating the adequacy of the general reserve of the allowance for loan losses. These enhancements to the ALLL methodology, which are described in the paragraphs below, were implemented as of June 30, 2014 and resulted in a net decrease to the allowance for loan losses of $18.7 million for the non-covered portfolio and a net increase to the allowance for loan losses of $0.8 million for the covered portfolio.

Management made the following principal enhancements to the methodology during the second quarter of 2014:

  Annual review and recalibration of the environmental factors adjustment. The environmental factor adjustments are developed by performing regression analyses on selected credit and economic indicators for each applicable loan segment. During the second quarter of 2014, the environmental factor models used to account for changes in current credit and macroeconomic conditions were reviewed and recalibrated based on the latest applicable trends. Management also revised the application of environmental factors to the historical loss rates to consider last 12 month trends of the applicable credit and macroeconomic indicators applied as an incremental adjustment to account for emerging risks not necessarily considered in the historical loss rates.

The combined effect of the aforementioned recalibration and enhancements to the environmental factors adjustment resulted in a decrease to the allowance for loan losses of $17 million at June 30, 2014, of which $14.1 million related to the non-covered BPPR segment and $3.7 million related to the BPNA segment, offset in part by a $0.8 million increase in the BPPR covered segment.

  Increased the historical look-back period for determining the recent loss trend adjustment for consumer and mortgage loans. The Corporation increased the look-back period for assessing recent trends applicable to the determination of consumer and mortgage loan net charge-offs from 6 months to 12 months and eliminated the use of caps. Previously, the Corporation used a recent loss trend adjustment based on 6 months of net charge-offs up to a determined cap. Given the current overall consumer and mortgage credit quality improvements, management concluded that a 12-month look-back period for the recent loss trend adjustment aligns the Corporation's allowance for loan losses methodology to current credit quality trends while limiting excessive pro-cyclicality given the longer look-back period analysis, thus, eliminating the aforementioned caps.

The combined effect of the aforementioned enhancements to the recent loss trend adjustment resulted in a decrease to the allowance for loan losses of $1 million at June 30, 2014, of which $0.9 million related to the non-covered BPPR segment and $0.1 million related to the BPNA segment.

The following tables present the changes in the allowance for loan losses for the years ended December 31, 2014 and 2013.

For the year ended December 31, 2014
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$128,150	$5,095	$130,330	$10,622	$152,578	$426,775
Provision (reversal of provision)	112,821	(3,121)	34,530	470	98,149	242,849
Charge-offs	(70,402)	(1,722)	(45,389)	(6,028)	(122,400)	(245,941)
Recoveries	31,020	5,231	1,389	2,067	25,745	65,452
Ending balance	$201,589	$5,483	$120,860	$7,131	$154,072	$489,135

For the year ended December 31, 2014
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$42,198	$19,491	$36,006	$-	$4,397	$102,092
Provision (reversal of provision)	21,579	15,397	13,384	-	(4,225)	46,135
Charge-offs	(34,741)	(36,223)	(9,156)	-	2,589	(77,531)
Recoveries	1,835	8,537	714	-	291	11,377
Ending balance	$30,871	$7,202	$40,948	$-	$3,052	$82,073

For the year ended December 31, 2014
U.S. Mainland - Continuing Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$24,930	$214	$26,599	$11,335	$19,205	$82,283
Allowance transferred from discontinued operations	7,984	-	-	-	-	7,984
Provision (reversal of provision)	(2,979)	736	(15,410)	(8,611)	7,414	(18,850)
Charge-offs	(16,628)	-	(3,517)	(8,071)	(15,948)	(44,164)
Recoveries	15,523	237	2,321	17,141	3,783	39,005
Net write-down related to loans transferred to LHFS	(19,182)	-	(7,531)	(8,850)	(111)	(35,674)
Ending balance	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584

For the year ended December 31, 2014
U.S. Mainland - Discontinued Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$21,902	$33	$-	$2,369	$5,101	$29,405
Allowance transferred to continuing operations	(7,984)	-	-	-	-	(7,984)
Provision (reversal of provision)	(2,831)	(226)	-	(1,812)	(1,895)	(6,764)
Charge-offs	(2,995)	-	-	(557)	(900)	(4,452)
Recoveries	8,283	220	-	1,400	94	9,997
Net write-downs related to loans transferred to discontinued operations	(16,375)	(27)	-	(1,400)	(2,400)	(20,202)
Ending balance	$-	$-	$-	$-	$-	$-

For the year ended December 31, 2014
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$217,180	$24,833	$192,935	$13,704	$10,622	$181,281	$640,555
Provision (reversal of provision)	128,590	12,786	32,504	(10,423)	470	99,443	263,370
Charge-offs	(124,766)	(37,945)	(58,062)	(8,628)	(6,028)	(136,659)	(372,088)
Recoveries	56,661	14,225	4,424	18,541	2,067	29,913	125,831
Net write-down related to loans transferred to LHFS	(19,182)	-	(7,531)	(8,850)	-	(111)	(35,674)
Net write-downs related to loans transferred to discontinued operations	(16,375)	(27)	-	(1,400)	-	(2,400)	(20,202)
Ending balance	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792

For the year ended December 31, 2013
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$217,615	$5,862	$119,027	$2,894	$99,899	$445,297
Provision (reversal of provision)	157,433	(7,563)	258,541	11,234	128,239	547,884
Charge-offs	(112,266)	(6,757)	(49,418)	(6,034)	(113,616)	(288,091)
Recoveries	26,665	15,399	1,682	2,528	38,056	84,330
Net write-downs related to loans sold	(161,297)	(1,846)	(199,502)	-	-	(362,645)
Ending balance	$128,150	$5,095	$130,330	$10,622	$152,578	$426,775

For the year ended December 31, 2013
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$72,060	$9,946	$20,914	$-	$5,986	$108,906
Provision (reversal of provision)	(2,255)	43,653	25,706	-	2,292	69,396
Charge-offs	(28,422)	(39,730)	(10,679)	-	(3,952)	(82,783)
Recoveries	815	5,622	65	-	71	6,573
Ending balance	$42,198	$19,491	$36,006	$-	$4,397	$102,092

For the year ended December 31, 2013
U.S. Mainland - Continuing Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$37,554	$1,196	$30,348	$29,070	$26,383	$124,551
Provision (reversal of provision)	(3,440)	(982)	4,054	(21,632)	10,826	(11,174)
Charge-offs	(26,116)	-	(10,156)	(17,423)	(21,622)	(75,317)
Recoveries	16,932	-	2,353	21,320	3,618	44,223
Ending balance	$24,930	$214	$26,599	$11,335	$19,205	$82,283

For the year ended December 31, 2013
U.S. Mainland - Discontinued Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$42,513	$371	$-	$4,032	$4,937	$51,853
Provision (reversal of provision)	(6,427)	(338)	-	(349)	3,571	(3,543)
Charge-offs	(29,954)	-	-	(5,105)	(3,898)	(38,957)
Recoveries	15,770	-	-	3,791	491	20,052
Ending balance	$21,902	$33	$-	$2,369	$5,101	$29,405

For the year ended December 31, 2013
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607
Provision (reversal of provision)	145,311	34,770	288,301	(21,981)	11,234	144,928	602,563
Charge-offs	(196,758)	(46,487)	(70,253)	(22,528)	(6,034)	(143,088)	(485,148)
Recoveries	60,182	21,021	4,100	25,111	2,528	42,236	155,178
Net write-down related to loans sold	(161,297)	(1,846)	(199,502)	-	-	-	(362,645)
Ending balance	$217,180	$24,833	$192,935	$13,704	$10,622	$181,281	$640,555

The following table provides the activity in the allowance for loan losses related to covered loans accounted for pursuant to ASC Subtopic 310-30.

	ASC 310-30 Covered loans
	For the years ended
(In thousands)	December 31, 2014	December 31, 2013
Balance at beginning of period	$93,915	$95,407
Provision for loan losses	48,559	58,858
Net charge-offs	(63,628)	(60,350)
Balance at end of period	$78,846	$93,915

The following tables present information at December 31, 2014 and December 31, 2013 regarding loan ending balances and the allowance for loan losses by portfolio segment and whether such loans and the allowance pertains to loans individually or collectively evaluated for impairment.

At December 31, 2014
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$64,736	$363	$45,838	$770	$27,796	$139,503
General ALLL non-covered loans	136,853	5,120	75,022	6,361	126,276	349,632
ALLL - non-covered loans	201,589	5,483	120,860	7,131	154,072	489,135
Specific ALLL covered loans	5	-	-	-	-	5
General ALLL covered loans	30,866	7,202	40,948	-	3,052	82,068
ALLL - covered loans	30,871	7,202	40,948	-	3,052	82,073
Total ALLL	$232,460	$12,685	$161,808	$7,131	$157,124	$571,208

Loans held-in-portfolio:
Impaired non-covered loans	$356,911	$13,268	$431,569	$3,023	$115,759	$920,530
Non-covered loans held-in-portfolio
excluding impaired loans	6,017,892	146,116	5,018,932	561,366	3,273,278	15,017,584
Non-covered loans held-in-portfolio	6,374,803	159,384	5,450,501	564,389	3,389,037	15,938,114
Impaired covered loans	4,487	2,419	-	-	-	6,906
Covered loans held-in-portfolio
excluding impaired loans	1,610,294	67,917	822,986	-	34,559	2,535,756
Covered loans held-in-portfolio	1,614,781	70,336	822,986	-	34,559	2,542,662
Total loans held-in-portfolio	$7,989,584	$229,720	$6,273,487	$564,389	$3,423,596	$18,480,776

At December 31, 2014
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$-	$-	$273	$-	$365	$638
General ALLL	9,648	1,187	2,189	2,944	13,978	29,946
Total ALLL	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584

Loans held-in-portfolio:
Impaired loans	$250	$-	$4,255	$-	$1,973	$6,478
Loans held-in-portfolio,
excluding impaired loans	1,759,214	92,436	1,048,130	80,818	479,261	3,459,859
Total loans held-in-portfolio	$1,759,464	$92,436	$1,052,385	$80,818	$481,234	$3,466,337

At December 31, 2014
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$64,736	$363	$46,111	$-	$770	$28,161	$140,141
General ALLL non-covered loans	146,501	6,307	77,211	2,944	6,361	140,254	379,578
ALLL - non-covered loans	211,237	6,670	123,322	2,944	7,131	168,415	519,719
Specific ALLL covered loans	5	-	-	-	-	-	5
General ALLL covered loans	30,866	7,202	40,948	-	-	3,052	82,068
ALLL - covered loans	30,871	7,202	40,948	-	-	3,052	82,073
Total ALLL	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792

Loans held-in-portfolio:
Impaired non-covered loans	$357,161	$13,268	$435,824	$-	$3,023	$117,732	$927,008
Non-covered loans held-in-portfolio
excluding impaired loans	7,777,106	238,552	6,067,062	80,818	561,366	3,752,539	18,477,443
Non-covered loans held-in-portfolio	8,134,267	251,820	6,502,886	80,818	564,389	3,870,271	19,404,451
Impaired covered loans	4,487	2,419	-	-	-	-	6,906
Covered loans held-in-portfolio
excluding impaired loans	1,610,294	67,917	822,986	-	-	34,559	2,535,756
Covered loans held-in-portfolio	1,614,781	70,336	822,986	-	-	34,559	2,542,662
Total loans held-in-portfolio	$9,749,048	$322,156	$7,325,872	$80,818	$564,389	$3,904,830	$21,947,113

At December 31, 2013
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$16,409	$177	$38,034	$1,053	$29,920	$85,593
General ALLL non-covered loans	111,741	4,918	92,296	9,569	122,658	341,182
ALLL - non-covered loans	128,150	5,095	130,330	10,622	152,578	426,775
Specific ALLL covered loans	153	140	-	-	-	293
General ALLL covered loans	42,045	19,351	36,006	-	4,397	101,799
ALLL - covered loans	42,198	19,491	36,006	-	4,397	102,092
Total ALLL	$170,348	$24,586	$166,336	$10,622	$156,975	$528,867

Loans held-in-portfolio:
Impaired non-covered loans	$245,380	$16,823	$399,347	$2,893	$125,342	$789,785
Non-covered loans held-in-portfolio
excluding impaired loans	6,220,210	144,348	5,001,332	540,868	3,191,296	15,098,054
Non-covered loans held-in-portfolio	6,465,590	161,171	5,400,679	543,761	3,316,638	15,887,839
Impaired covered loans	20,945	-	-	-	-	20,945
Covered loans held-in-portfolio
excluding impaired loans	1,791,859	190,127	934,373	-	47,123	2,963,482
Covered loans held-in-portfolio	1,812,804	190,127	934,373	-	47,123	2,984,427
Total loans held-in-portfolio	$8,278,394	$351,298	$6,335,052	$543,761	$3,363,761	$18,872,266

At December 31, 2013
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$-	$-	$17,633	$-	$280	$17,913
General ALLL	46,832	247	8,966	13,704	24,026	93,775
Total ALLL	$46,832	$247	$26,599	$13,704	$24,306	$111,688

Loans held-in-portfolio:
Impaired loans	$52,136	$5,663	$52,726	$6,045	$2,361	$118,931
Loans held-in-portfolio,
excluding impaired loans	3,519,459	39,250	1,228,071	205,090	613,227	5,605,097
Total loans held-in-portfolio	$3,571,595	$44,913	$1,280,797	$211,135	$615,588	$5,724,028

At December 31, 2013
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$16,409	$177	$55,667	$-	$1,053	$30,200	$103,506
General ALLL non-covered loans	158,573	5,165	101,262	13,704	9,569	146,684	434,957
ALLL - non-covered loans	174,982	5,342	156,929	13,704	10,622	176,884	538,463
Specific ALLL covered loans	153	140	-	-	-	-	293
General ALLL covered loans	42,045	19,351	36,006	-	-	4,397	101,799
ALLL - covered loans	42,198	19,491	36,006	-	-	4,397	102,092
Total ALLL	$217,180	$24,833	$192,935	$13,704	$10,622	$181,281	$640,555

Loans held-in-portfolio:
Impaired non-covered loans	$297,516	$22,486	$452,073	$6,045	$2,893	$127,703	$908,716
Non-covered loans held-in-portfolio
excluding impaired loans	9,739,669	183,598	6,229,403	205,090	540,868	3,804,523	20,703,151
Non-covered loans held-in-portfolio	10,037,185	206,084	6,681,476	211,135	543,761	3,932,226	21,611,867
Impaired covered loans	20,945	-	-	-	-	-	20,945
Covered loans held-in-portfolio
excluding impaired loans	1,791,859	190,127	934,373	-	-	47,123	2,963,482
Covered loans held-in-portfolio	1,812,804	190,127	934,373	-	-	47,123	2,984,427
Total loans held-in-portfolio	$11,849,989	$396,211	$7,615,849	$211,135	$543,761	$3,979,349	$24,596,294

Impaired loans

The following tables present loans individually evaluated for impairment at December 31, 2014 and December 31, 2013.

December 31, 2014
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$50,324	$53,154	$5,182	$7,929	$7,929	$58,253	$61,083	$5,182
Commercial real estate owner occupied	114,163	127,855	16,770	14,897	16,110	129,060	143,965	16,770
Commercial and industrial	145,633	148,204	42,784	23,965	31,722	169,598	179,926	42,784
Construction	2,575	7,980	363	10,693	28,994	13,268	36,974	363
Mortgage	395,911	426,502	45,838	35,658	39,248	431,569	465,750	45,838
Leasing	3,023	3,023	770	-	-	3,023	3,023	770
Consumer:
Credit cards	41,477	41,477	8,023	-	-	41,477	41,477	8,023
Personal	71,825	71,825	19,410	-	-	71,825	71,825	19,410
Auto	1,932	1,932	262	-	-	1,932	1,932	262
Other	525	525	101	-	-	525	525	101
Covered loans	2,419	7,500	5	4,487	4,487	6,906	11,987	5
Total Puerto Rico	$829,807	$889,977	$139,508	$97,629	$128,490	$927,436	$1,018,467	$139,508

December 31, 2014
U.S. mainland [1]
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial and industrial	$-	$-	$-	$250	$250	$250	$250	$-
Mortgage	3,049	3,443	273	1,206	2,306	4,255	5,749	273
Consumer:
HELOCs	1,095	1,095	362	791	791	1,886	1,886	362
Other	3	3	3	84	-	87	3	3
Total U.S. mainland	$4,147	$4,541	$638	$2,331	$3,347	$6,478	$7,888	$638
[1] Excludes impaired loans from discontinued operations.

December 31, 2014
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$50,324	$53,154	$5,182	$7,929	$7,929	$58,253	$61,083	$5,182
Commercial real estate owner occupied	114,163	127,855	16,770	14,897	16,110	129,060	143,965	16,770
Commercial and industrial	145,633	148,204	42,784	24,215	31,972	169,848	180,176	42,784
Construction	2,575	7,980	363	10,693	28,994	13,268	36,974	363
Mortgage	398,960	429,945	46,111	36,864	41,554	435,824	471,499	46,111
Leasing	3,023	3,023	770	-	-	3,023	3,023	770
Consumer:
Credit cards	41,477	41,477	8,023	-	-	41,477	41,477	8,023
HELOCs	1,095	1,095	362	791	791	1,886	1,886	362
Personal	71,825	71,825	19,410	-	-	71,825	71,825	19,410
Auto	1,932	1,932	262	-	-	1,932	1,932	262
Other	528	528	104	84	-	612	528	104
Covered loans	2,419	7,500	5	4,487	4,487	6,906	11,987	5
Total Popular, Inc.	$833,954	$894,518	$140,146	$99,960	$131,837	$933,914	$1,026,355	$140,146

December 31, 2013
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$3,405	$6,942	$3,405	$6,942	$-
Commercial real estate non-owner occupied	19,120	19,407	2,368	47,245	55,397	66,365	74,804	2,368
Commercial real estate owner occupied	55,826	74,420	6,473	33,749	47,545	89,575	121,965	6,473
Commercial and industrial	30,370	33,152	7,568	55,665	68,141	86,035	101,293	7,568
Construction	2,324	9,047	177	14,499	36,951	16,823	45,998	177
Mortgage	358,437	376,393	38,034	40,910	45,181	399,347	421,574	38,034
Leasing	2,893	2,893	1,053	-	-	2,893	2,893	1,053
Consumer:
Credit cards	45,015	45,015	8,344	-	-	45,015	45,015	8,344
Personal	78,475	78,475	21,313	-	-	78,475	78,475	21,313
Auto	1,354	1,354	171	-	-	1,354	1,354	171
Other	498	498	92	-	-	498	498	92
Covered loans	12,837	17,538	293	8,108	10,063	20,945	27,601	293
Total Puerto Rico	$607,149	$658,192	$85,886	$203,581	$270,220	$810,730	$928,412	$85,886

December 31, 2013
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$7,668	$10,870	$7,668	$10,870	$-
Commercial real estate non-owner occupied	-	-	-	27,016	37,393	27,016	37,393	-
Commercial real estate owner occupied	-	-	-	15,624	19,910	15,624	19,910	-
Commercial and industrial	-	-	-	1,828	1,828	1,828	1,828	-
Construction	-	-	-	5,663	5,663	5,663	5,663	-
Mortgage	46,192	50,570	17,633	6,534	8,513	52,726	59,083	17,633
Legacy	-	-	-	6,045	8,715	6,045	8,715	-
Consumer:
HELOCs	-	-	-	198	198	198	198	-
Auto	-	-	-	88	88	88	88	-
Other	2,075	2,075	280	-	-	2,075	2,075	280
Total U.S. mainland	$48,267	$52,645	$17,913	$70,664	$93,178	$118,931	$145,823	$17,913

December 31, 2013
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$11,073	$17,812	$11,073	$17,812	$-
Commercial real estate non-owner occupied	19,120	19,407	2,368	74,261	92,790	93,381	112,197	2,368
Commercial real estate owner occupied	55,826	74,420	6,473	49,373	67,455	105,199	141,875	6,473
Commercial and industrial	30,370	33,152	7,568	57,493	69,969	87,863	103,121	7,568
Construction	2,324	9,047	177	20,162	42,614	22,486	51,661	177
Mortgage	404,629	426,963	55,667	47,444	53,694	452,073	480,657	55,667
Legacy	-	-	-	6,045	8,715	6,045	8,715	-
Leasing	2,893	2,893	1,053	-	-	2,893	2,893	1,053
Consumer:
Credit cards	45,015	45,015	8,344	-	-	45,015	45,015	8,344
HELOCs	-	-	-	198	198	198	198	-
Personal	78,475	78,475	21,313	-	-	78,475	78,475	21,313
Auto	1,354	1,354	171	88	88	1,442	1,442	171
Other	2,573	2,573	372	-	-	2,573	2,573	372
Covered loans	12,837	17,538	293	8,108	10,063	20,945	27,601	293
Total Popular, Inc.	$655,416	$710,837	$103,799	$274,245	$363,398	$929,661	$1,074,235	$103,799

The following tables present the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2014 and 2013.

For the year ended December 31, 2014
	Puerto Rico		U.S. Mainland [1]		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$1,539	$-	$2,657	$-	$4,196	$-
Commercial real estate non-owner occupied	70,154	2,719	9,264	-	79,418	2,719
Commercial real estate owner occupied	114,893	3,994	5,778	-	120,671	3,994
Commercial and industrial	130,940	7,852	955	-	131,895	7,852
Construction	18,418	-	1,133	-	19,551	-
Mortgage	415,188	19,319	33,686	1,187	448,874	20,506
Legacy	-	-	2,920	-	2,920	-
Leasing	2,747	-	-	-	2,747	-
Consumer:
Credit cards	42,345	-	-	-	42,345	-
HELOCs	-	-	1,768	-	1,768	-
Personal	74,593	-	-	-	74,593	-
Auto	1,884	-	52	-	1,936	-
Other	748	-	452	-	1,200	-
Covered loans	8,763	469	-	-	8,763	469
Total Popular, Inc.	$882,212	$34,353	$58,665	$1,187	$940,877	$35,540
[1] Excludes impaired loans from discontinued operations.

For the year ended December 31, 2013
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$8,356	$259	$7,493	$120	$15,849	$379
Commercial real estate non-owner occupied	58,773	2,225	36,688	223	95,461	2,448
Commercial real estate owner occupied	125,091	2,956	19,024	150	144,115	3,106
Commercial and industrial	102,408	4,206	2,328	15	104,736	4,221
Construction	31,491	-	5,821	-	37,312	-
Mortgage	461,534	25,610	53,137	1,955	514,671	27,565
Legacy	-	-	12,957	-	12,957	-
Leasing	3,822	-	-	-	3,822	-
Consumer:
Credit cards	40,044	-	-	-	40,044	-
HELOCs	-	-	199	-	199	-
Personal	82,687	-	-	-	82,687	-
Auto	1,003	-	89	-	1,092	-
Other	417	-	2,260	-	2,677	-
Covered loans	42,791	1,245	-	-	42,791	1,245
Total Popular, Inc.	$958,417	$36,501	$139,996	$2,463	$1,098,413	$38,964

Modifications

Troubled debt restructurings related to non-covered loan portfolios amounted to $ 1.1 billion at December 31, 2014 (December 31, 2013 - $ 1.0 billion). The amount of outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings amounted $5 million related to the commercial loan portfolio and $1 million related to the construction loan portfolio at December 31, 2014 (December 31, 2013 - $3 million and $0, respectively).

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification constitutes a concession.

Commercial and industrial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting evergreen revolving credit lines to long-term loans. Commercial real estate (“CRE”), which includes multifamily, owner-occupied and non-owner occupied CRE, and construction loans modified in a TDR often involve reducing the interest rate for a limited period of time or the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or reductions in the payment plan. Construction loans modified in a TDR may also involve extending the interest-only payment period.

Residential mortgage loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally five years to ten years. After the lowered monthly payment period ends, the borrower reverts back to paying principal and interest per the original terms with the maturity date adjusted accordingly.

Home equity loans modifications are made infrequently and are not offered if the Corporation also holds the first mortgage. Home equity loans modifications are uniquely designed to meet the specific needs of each borrower. Automobile loans modified in a TDR are primarily comprised of loans where the Corporation has lowered monthly payments by extending the term. Credit cards modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally up to 24 months.

As part of its NPL reduction strategy and in order to expedite the resolution of delinquent construction and commercial loans, commencing in 2012, the Corporation routinely enters into liquidation agreements with borrowers and guarantors through the regular legal process, bankruptcy procedures and in certain occasions, out of court transactions. These liquidation agreements, in general, contemplate the following conditions: (1) consent to judgment by the borrowers and guarantors; (2) acknowledgement by the borrower of the debt, its liquidity and maturity; and (3) acknowledgment of the default in payments. The contractual interest rate is not reduced and continues to accrue during the term of the agreement. At the end of the period, the borrower is obligated to remit all amounts due or be subject to the Corporation's exercise of its foreclosure rights and further collection efforts. Likewise, the borrower's failure to make stipulated payments will grant the Corporation the ability to exercise its foreclosure rights. This strategy tends to expedite the foreclosure process, resulting in a more effective and efficient collection process. Although in general, these liquidation agreements do not contemplate the forgiveness of principal or interest as debtor is required to cover all outstanding amounts when the agreement becomes due, it could be construed that the Corporation has granted a concession by temporarily accepting a payment schedule that is different from the contractual payment schedule. Accordingly, loans under these program agreements are considered TDRs.

Loans modified in a TDR that are not accounted pursuant to ASC Subtopic 310-30 are typically already in non-accrual status at the time of the modification and partial charge-offs have in some cases already been taken against the outstanding loan balance. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (generally at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Loans modified in a TDR may have the financial effect to the Corporation of increasing the specific allowance for loan losses associated with the loan. Consumer and residential mortgage loans modified under the Corporation's loss mitigation programs that are determined to be TDRs are individually evaluated for impairment based on an analysis of discounted cash flows.

For consumer and mortgage loans that are modified with regard to payment terms and which constitute TDRs, the discounted cash flow value method is used as the impairment valuation is more appropriately calculated based on the ongoing cash flow from the individuals rather than the liquidation of the asset. The computations give consideration to probability of defaults and loss-given-foreclosure on the related estimated cash flows.

Commercial and construction loans that have been modified as part of loss mitigation efforts are evaluated individually for impairment. The vast majority of the Corporation's modified commercial loans are measured for impairment using the estimated fair value of the collateral, as these are normally considered as collateral dependent loans. The Corporation may also measure commercial loans at their estimated realizable values determined by discounting the expected future cash flows. Construction loans that have been modified are also accounted for as collateral dependent loans. The Corporation determines the fair value measurement dependent upon its exit strategy for the particular asset(s) acquired in foreclosure.

The following tables present the non-covered and covered loans classified as TDRs according to their accruing status at December 31, 2014 and December 31, 2013.

	Popular, Inc.
	Non-Covered Loans
	December 31, 2014 [1]			December 31, 2013
(In thousands)	Accruing	Non-Accruing	Total	Accruing	Non-Accruing	Total
Commercial	$153,380	$150,069	$303,449	$109,462	$80,140	$189,602
Construction	453	5,488	5,941	425	10,865	11,290
Legacy	-	-	-	-	949	949
Mortgage	556,346	116,465	672,811	535,357	82,786	618,143
Leases	775	2,248	3,023	270	2,623	2,893
Consumer	107,530	14,848	122,378	116,719	10,741	127,460
Total	$818,484	$289,118	$1,107,602	$762,233	$188,104	$950,337
[1] Excludes TDRs from discontinued operations.

	Popular, Inc.
	Covered Loans
	December 31, 2014			December 31, 2013
(In thousands)	Accruing	Non-Accruing	Total	Accruing	Non-Accruing	Total
Commercial	$1,689	$3,257	$4,946	$7,389	$10,017	$17,406
Construction	-	2,419	2,419	-	3,464	3,464
Mortgage	3,629	3,990	7,619	146	189	335
Consumer	26	5	31	221	22	243
Total	$5,344	$9,671	$15,015	$7,756	$13,692	$21,448

The following tables present the loan count by type of modification for those loans modified in a TDR during the years ended December 31, 2014 and 2013.

Puerto Rico
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	8	-	-
Commercial real estate owner occupied	25	12	-	-
Commercial and industrial	37	43	-	-
Construction	-	4	-	-
Mortgage	52	61	413	142
Leasing	-	15	48	-
Consumer:
Credit cards	1,070	-	-	653
Personal	955	71	-	6
Auto	-	13	5	-
Other	103	-	-	2
Total	2,247	227	466	803

U.S. mainland
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Mortgage	-	-	18	-
Consumer:
HELOCs	5	-	-	-
Total	5	-	18	-

Popular, Inc.
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	8	-	-
Commercial real estate owner occupied	25	12	-	-
Commercial and industrial	37	43	-	-
Construction	-	4	-	-
Mortgage	52	61	431	142
Leasing	-	15	48	-
Consumer:
Credit cards	1,070	-	-	653
HELOCs	5	-	-	-
Personal	955	71	-	6
Auto	-	13	5	-
Other	103	-	-	2
Total	2,252	227	484	803

Puerto Rico
For the year ended December 31, 2013
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	5	-	-
Commercial real estate owner occupied	6	4	-	45
Commercial and industrial	23	13	-	10
Mortgage	22	42	341	17
Leasing	-	22	23	-
Consumer:
Credit cards	1,107	-	-	989
Personal	923	22	-	6
Auto	-	11	-	-
Other	71	-	-	4
Total	2,157	119	364	1,071

U.S. mainland
For the year ended December 31, 2013
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	-	2	4	-
Commercial real estate owner occupied	-	1	1	-
Commercial and industrial	-	1	-	-
Mortgage	1	1	26	-
Consumer:
Total	1	5	31	-

Popular, Inc.
For the year ended December 31, 2013
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	7	4	-
Commercial real estate owner occupied	6	5	1	45
Commercial and industrial	23	14	-	10
Mortgage	23	43	367	17
Leasing	-	22	23	-
Consumer:
Credit cards	1,107	-	-	989
Personal	923	22	-	6
Auto	-	11	-	-
Other	71	-	-	4
Total	2,158	124	395	1,071

The following tables present by class, quantitative information related to loans modified as TDRs during the years ended December 31, 2014 and 2013.

Puerto Rico
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	13	$17,565	$17,645	$(865)
Commercial real estate owner occupied	37	48,403	47,754	2,002
Commercial and industrial	80	130,818	129,561	6,728
Construction	4	11,358	11,485	(570)
Mortgage	668	98,771	98,031	4,292
Leasing	63	1,628	1,632	361
Consumer:
Credit cards	1,723	14,207	16,193	2,584
Personal	1,032	17,814	17,881	3,935
Auto	18	278	289	16
Other	105	325	319	57
Total	3,743	$341,167	$340,790	$18,540

U.S. mainland
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Mortgage	18	$2,342	$2,603	$364
Consumer:
HELOCs	5	251	250	67
Total	23	$2,593	$2,853	$431
Excludes TDRs from discontinued operations.

Popular, Inc.
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	13	$17,565	$17,645	$(865)
Commercial real estate owner occupied	37	48,403	47,754	2,002
Commercial and industrial	80	130,818	129,561	6,728
Construction	4	11,358	11,485	(570)
Mortgage	686	101,113	100,634	4,656
Leasing	63	1,628	1,632	361
Consumer:
Credit cards	1,723	14,207	16,193	2,584
HELOCs	5	251	250	67
Personal	1,032	17,814	17,881	3,935
Auto	18	278	289	16
Other	105	325	319	57
Total	3,766	$343,760	$343,643	$18,971
Excludes TDRs from discontinued operations.

Puerto Rico
For the year ended December 31, 2013
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	10	$10,729	$9,194	$(7)
Commercial real estate owner occupied	55	29,975	25,629	(1,047)
Commercial and industrial	46	15,947	14,855	(253)
Mortgage	422	72,899	76,839	8,869
Leasing	45	928	900	271
Consumer:
Credit cards	2,096	16,622	19,810	2,380
Personal	951	15,474	15,507	3,864
Auto	11	122	199	15
Other	75	267	264	36
Total	3,711	$162,963	$163,197	$14,128

U.S. mainland
For the year ended December 31, 2013
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	6	$4,798	$4,552	$(65)
Commercial real estate owner occupied	2	1,263	836	(144)
Commercial and industrial	1	2,125	1,060	(216)
Mortgage	28	3,240	3,395	1,099
Consumer:
Total	37	$11,426	$9,843	$674

Popular, Inc.
For the year ended December 31, 2013
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	16	$15,527	$13,746	$(72)
Commercial real estate owner occupied	57	31,238	26,465	(1,191)
Commercial and industrial	47	18,072	15,915	(469)
Mortgage	450	76,139	80,234	9,968
Leasing	45	928	900	271
Consumer:
Credit cards	2,096	16,622	19,810	2,380
Personal	951	15,474	15,507	3,864
Auto	11	122	199	15
Other	75	267	264	36
Total	3,748	$174,389	$173,040	$14,802

During the years ended December 31, 2014 and 2013, six loans with an aggregate unpaid principal balance of $10.1 million and six loans of $165 million, respectively, were restructured into multiple notes (“Note A / B split”).  The Corporation recorded $2.1 million charge-offs as part of those loan restructurings during the year ended December 31, 2014 (December 31, 2013 - $26.6 million).  The restructuring of those loans was made after analyzing the borrowers' capacity to repay the debt, collateral and ability to perform under the modified terms. The recorded investment on those commercial TDRs amounted to approximately $2.9 million at December 31, 2014 (December 31, 2013 - $130 million) with a related allowance for loan losses amounting to approximately $166 thousand (December 31, 2013 - $64 million).

The following tables present by class, TDRs that were subject to payment default and that had been modified as a TDR during the twelve months preceding the default date. Payment default is defined as a restructured loan becoming 90 days past due after being modified, foreclosed or charged-off, whichever occurs first. The recorded investment at December 31, 2014 is inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported.

Puerto Rico
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$433
Commercial real estate owner occupied	5	1,191
Commercial and industrial	5	609
Construction	1	952
Mortgage	125	22,819
Leasing	8	72
Consumer:
Credit cards	465	4,176
Personal	101	1,331
Auto	14	255
Total [1]	727	$31,838
[1] Excludes loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$907
Mortgage	1	110
Total	2	$1,017

Popular, Inc.
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	4	$1,340
Commercial real estate owner occupied	5	1,191
Commercial and industrial	5	609
Construction	1	952
Mortgage	126	22,929
Leasing	8	72
Consumer:
Credit cards	465	4,176
Personal	101	1,331
Auto	14	255
Total	729	$32,855

Puerto Rico
Defaulted during the year ended December 31, 2013
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate owner occupied	5	$5,733
Commercial and industrial	6	1,838
Mortgage	208	32,734
Leasing	18	279
Consumer:
Credit cards	623	5,955
Personal	134	1,862
Auto	6	145
Other	2	21
Total [1]	1,002	$48,567
[1] Exclude loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2013
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$2,554
Consumer:
Total	3	$2,554

Popular, Inc.
Defaulted during the year ended December 31, 2013
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$2,554
Commercial real estate owner occupied	5	5,733
Commercial and industrial	6	1,838
Mortgage	208	32,734
Leasing	18	279
Consumer:
Credit cards	623	5,955
Personal	134	1,862
Auto	6	145
Other	2	21
Total	1,005	$51,121

Commercial, consumer and mortgage loans modified in a TDR are closely monitored for delinquency as an early indicator of possible future default.  If loans modified in a TDR subsequently default, the Corporation evaluates the loan for possible further impairment.  The allowance for loan losses may be increased or partial charge-offs may be taken to further write-down the carrying value of the loan.

Credit Quality

The Corporation has defined a dual risk rating system to assign a rating to all credit exposures, particularly for the commercial and construction loan portfolios. Risk ratings in the aggregate provide the Corporation's management the asset quality profile for the loan portfolio. The dual risk rating system provides for the assignment of ratings at the obligor level based on the financial condition of the borrower, and at the credit facility level based on the collateral supporting the transaction. The Corporation's consumer and mortgage loans are not subject to the dual risk rating system. Consumer and mortgage loans are classified substandard or loss based on their delinquency status. All other consumer and mortgage loans that are not classified as substandard or loss would be considered “unrated”.

The Corporation's obligor risk rating scales range from rating 1 (Excellent) to rating 14 (Loss). The obligor risk rating reflects the risk of payment default of a borrower in the ordinary course of business.

Pass Credit Classifications:

Pass (Scales 1 through 8) – Loans classified as pass have a well defined primary source of repayment very likely to be sufficient, with no apparent risk, strong financial position, minimal operating risk, profitability, liquidity and capitalization better than industry standards.

Watch (Scale 9) – Loans classified as watch have acceptable business credit, but borrower's operations, cash flow or financial condition evidence more than average risk, requires above average levels of supervision and attention from Loan Officers.

Special Mention (Scale 10) - Loans classified as special mention have potential weaknesses that deserve management's close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Corporation's credit position at some future date.

Adversely Classified Classifications:

Substandard (Scales 11 and 12) - Loans classified as substandard are deemed to be inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any.  Loans classified as such have well-defined weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful (Scale 13) - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the additional characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss (Scale 14) - Uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be effected in the future.

Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Corporation periodically reviews loans classified as watch or worse, to evaluate if they are properly classified, and to determine impairment, if any. The frequency of these reviews will depend on the amount of the aggregate outstanding debt, and the risk rating classification of the obligor. In addition, during the renewal process of applicable credit facilities, the Corporation evaluates the corresponding loan grades.

Loans classified as pass credits are excluded from the scope of the review process described above until: (a) they become past due; (b) management becomes aware of deterioration in the creditworthiness of the borrower; or (c) the customer contacts the Corporation for a modification.  In these circumstances, the credit facilities are specifically evaluated to assign the appropriate risk rating classification.

The Corporation has a Credit Process Review Group within the Corporate Credit Risk Management Division (“CCRMD”), which performs annual comprehensive credit process reviews of several middle markets, construction, asset-based and corporate banking lending groups in BPPR. This group evaluates the credit risk profile of each originating unit along with each unit's credit administration effectiveness, including the assessment of the risk rating representative of the current credit quality of the loans, and the evaluation of collateral documentation. The monitoring performed by this group contributes to assess compliance with credit policies and underwriting standards, determine the current level of credit risk, evaluate the effectiveness of the credit management process and identify control deficiencies that may arise in the credit-granting process. Based on its findings, the Credit Process Review Group recommends corrective actions, if necessary, that help in maintaining a sound credit process. CCRMD has contracted an outside loan review firm to perform the credit process reviews for the portfolios of commercial and construction loans in the U.S. mainland operations. The CCRMD participates in defining the review plan with the outside loan review firm and actively participates in the discussions of the results of the loan reviews with the business units. The CCRMD may periodically review the work performed by the outside loan review firm. CCRMD reports the results of the credit process reviews to the Risk Management Committee of the Corporation's Board of Directors.

The following table presents the outstanding balance, net of unearned income, of non-covered loans held-in-portfolio based on the Corporation's assignment of obligor risk ratings as defined at December 31, 2014 and 2013.

December 31, 2014
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$2,306	$5,021	$3,186	$-	$-	$10,513	$69,564	$80,077
Commercial real estate non-owner occupied	171,771	144,104	169,900	-	-	485,775	1,527,804	2,013,579
Commercial real estate owner occupied	212,236	144,536	306,014	3,595	-	666,381	806,981	1,473,362
Commercial and industrial	421,332	367,834	272,880	849	255	1,063,150	1,744,635	2,807,785
Total Commercial	807,645	661,495	751,980	4,444	255	2,225,819	4,148,984	6,374,803
Construction	4,612	6,204	16,908	-	-	27,724	131,660	159,384
Mortgage	-	-	218,680	-	-	218,680	5,231,821	5,450,501
Leasing	-	-	3,102	-	-	3,102	561,287	564,389
Consumer:
Credit cards	-	-	21,070	-	-	21,070	1,119,094	1,140,164
HELOCs	-	-	8,186	-	7	8,193	5,207	13,400
Personal	-	-	8,380	-	77	8,457	1,254,076	1,262,533
Auto	-	-	11,348	-	40	11,388	755,908	767,296
Other	-	-	2,130	-	1,735	3,865	201,779	205,644
Total Consumer	-	-	51,114	-	1,859	52,973	3,336,064	3,389,037
Total Puerto Rico	$812,257	$667,699	$1,041,784	$4,444	$2,114	$2,528,298	$13,409,816	$15,938,114
U.S. mainland[2]
Commercial multi-family	$11,283	$6,818	$13,653	$-	$-	$31,754	$375,449	$407,203
Commercial real estate non-owner occupied	17,424	8,745	13,446	-	-	39,615	472,952	512,567
Commercial real estate owner occupied	24,284	4,707	4,672	-	-	33,663	160,242	193,905
Commercial and industrial	5,357	2,548	7,988	-	-	15,893	629,896	645,789
Total Commercial	58,348	22,818	39,759	-	-	120,925	1,638,539	1,759,464
Construction	-	-	-	-	-	-	92,436	92,436
Mortgage	-	-	23,100	-	-	23,100	1,029,285	1,052,385
Legacy	7,902	2,491	9,204	-	-	19,597	61,221	80,818
Consumer:
Credit cards	-	-	-	-	-	-	15,065	15,065
HELOCs	-	-	2,457	-	1,632	4,089	348,673	352,762
Personal	-	-	571	-	835	1,406	111,513	112,919
Auto	-	-	-	-	-	-	73	73
Other	-	-	7	-	-	7	408	415
Total Consumer	-	-	3,035	-	2,467	5,502	475,732	481,234
Total U.S. mainland	$66,250	$25,309	$75,098	$-	$2,467	$169,124	$3,297,213	$3,466,337
Popular, Inc.
Commercial multi-family	$13,589	$11,839	$16,839	$-	$-	$42,267	$445,013	$487,280
Commercial real estate non-owner occupied	189,195	152,849	183,346	-	-	525,390	2,000,756	2,526,146
Commercial real estate owner occupied	236,520	149,243	310,686	3,595	-	700,044	967,223	1,667,267
Commercial and industrial	426,689	370,382	280,868	849	255	1,079,043	2,374,531	3,453,574
Total Commercial	865,993	684,313	791,739	4,444	255	2,346,744	5,787,523	8,134,267
Construction	4,612	6,204	16,908	-	-	27,724	224,096	251,820
Mortgage	-	-	241,780	-	-	241,780	6,261,106	6,502,886
Legacy	7,902	2,491	9,204	-	-	19,597	61,221	80,818
Leasing	-	-	3,102	-	-	3,102	561,287	564,389
Consumer:
Credit cards	-	-	21,070	-	-	21,070	1,134,159	1,155,229
HELOCs	-	-	10,643	-	1,639	12,282	353,880	366,162
Personal	-	-	8,951	-	912	9,863	1,365,589	1,375,452
Auto	-	-	11,348	-	40	11,388	755,981	767,369
Other	-	-	2,137	-	1,735	3,872	202,187	206,059
Total Consumer	-	-	54,149	-	4,326	58,475	3,811,796	3,870,271
Total Popular, Inc.	$878,507	$693,008	$1,116,882	$4,444	$4,581	$2,697,422	$16,707,029	$19,404,451

The following table presents the weighted average obligor risk rating at December 31, 2014 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.69				5.63
Commercial real estate non-owner occupied			11.20				6.83
Commercial real estate owner occupied			11.28				6.96
Commercial and industrial			11.48				6.89
Total Commercial			11.33				6.87
Construction			11.82				7.43

U.S. mainland:[2]			Substandard				Pass
Commercial multi-family			11.00				7.24
Commercial real estate non-owner occupied			11.00				6.83
Commercial real estate owner occupied			11.17				7.04
Commercial and industrial			11.09				6.29
Total Commercial			11.04				6.74
Construction			-				7.76
Legacy			11.11				7.70

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[2]	Excludes discontinued operations.

December 31, 2013
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$2,477	$4,453	$2,343	$-	$-	$9,273	$73,130	$82,403
Commercial real estate non-owner occupied	230,847	156,189	115,435	-	112	502,583	1,361,635	1,864,218
Commercial real estate owner occupied	231,705	134,577	305,565	-	-	671,847	934,656	1,606,503
Commercial and industrial	727,647	192,404	214,531	68	446	1,135,096	1,777,370	2,912,466
Total Commercial	1,192,676	487,623	637,874	68	558	2,318,799	4,146,791	6,465,590
Construction	6,895	1,788	25,722	2,250	-	36,655	124,516	161,171
Mortgage	-	-	169,239	-	-	169,239	5,231,440	5,400,679
Leasing	-	-	3,495	-	-	3,495	540,266	543,761
Consumer:
Credit cards	-	-	21,044	-	-	21,044	1,148,577	1,169,621
HELOCs	-	-	665	-	2,426	3,091	12,087	15,178
Personal	-	-	7,483	-	141	7,624	1,206,260	1,213,884
Auto	-	-	10,407	-	155	10,562	688,929	699,491
Other	-	-	2,019	-	3,531	5,550	212,914	218,464
Total Consumer	-	-	41,618	-	6,253	47,871	3,268,767	3,316,638
Total Puerto Rico	$1,199,571	$489,411	$877,948	$2,318	$6,811	$2,576,059	$13,311,780	$15,887,839
U.S. mainland
Commercial multi-family	$73,481	$11,459	$62,346	$-	$-	$147,286	$946,248	$1,093,534
Commercial real estate non-owner occupied	75,094	29,442	160,001	-	-	264,537	841,750	1,106,287
Commercial real estate owner occupied	56,515	15,845	75,508	-	-	147,868	412,174	560,042
Commercial and industrial	11,657	11,822	46,307	-	-	69,786	741,945	811,731
Total Commercial	216,747	68,568	344,162	-	-	629,477	2,942,117	3,571,594
Construction	-	-	20,885	-	-	20,885	24,028	44,913
Mortgage	-	-	26,292	-	-	26,292	1,254,505	1,280,797
Legacy	14,948	11,593	42,622	-	-	69,163	141,972	211,135
Consumer:
Credit cards	-	-	486	-	-	486	15,165	15,651
HELOCs	-	-	3,317	-	5,315	8,632	454,401	463,033
Personal	-	-	1,005	-	569	1,574	133,661	135,235
Auto	-	-	-	-	2	2	487	489
Other	-	-	20	-	1	21	1,159	1,180
Total Consumer	-	-	4,828	-	5,887	10,715	604,873	615,588
Total U.S. mainland	$231,695	$80,161	$438,789	$-	$5,887	$756,532	$4,967,495	$5,724,027
Popular, Inc.
Commercial multi-family	$75,958	$15,912	$64,689	$-	$-	$156,559	$1,019,378	$1,175,937
Commercial real estate non-owner occupied	305,941	185,631	275,436	-	112	767,120	2,203,385	2,970,505
Commercial real estate owner occupied	288,220	150,422	381,073	-	-	819,715	1,346,830	2,166,545
Commercial and industrial	739,304	204,226	260,838	68	446	1,204,882	2,519,315	3,724,197
Total Commercial	1,409,423	556,191	982,036	68	558	2,948,276	7,088,908	10,037,184
Construction	6,895	1,788	46,607	2,250	-	57,540	148,544	206,084
Mortgage	-	-	195,531	-	-	195,531	6,485,945	6,681,476
Legacy	14,948	11,593	42,622	-	-	69,163	141,972	211,135
Leasing	-	-	3,495	-	-	3,495	540,266	543,761
Consumer:
Credit cards	-	-	21,530	-	-	21,530	1,163,742	1,185,272
HELOCs	-	-	3,982	-	7,741	11,723	466,488	478,211
Personal	-	-	8,488	-	710	9,198	1,339,921	1,349,119
Auto	-	-	10,407	-	157	10,564	689,416	699,980
Other	-	-	2,039	-	3,532	5,571	214,073	219,644
Total Consumer	-	-	46,446	-	12,140	58,586	3,873,640	3,932,226
Total Popular, Inc.	$1,431,266	$569,572	$1,316,737	$2,318	$12,698	$3,332,591	$18,279,275	$21,611,866

The following table presents the weighted average obligor risk rating at December 31, 2013 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.33				5.31
Commercial real estate non-owner occupied			11.38				6.73
Commercial real estate owner occupied			11.31				6.89
Commercial and industrial			11.34				6.63
Total Commercial			11.33				6.71
Construction			11.63				7.86

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.34				7.08
Commercial real estate non-owner occupied			11.27				6.89
Commercial real estate owner occupied			11.31				7.04
Commercial and industrial			11.09				6.53
Total Commercial			11.27				6.89
Construction			11.27				7.64
Legacy			11.24				7.72

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.